Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Products	$ 95,162	$ 82,518	$ 49,146
Services	5,378	5,225	5,918
Total revenues	100,540	87,743	55,064
Business taxes	(1,445)	(620)	(360)
Net revenues	99,095	87,123	54,704
Cost of revenues (including share-based compensation of $30, $10 and $52 for 2009, 2010 and 2011, respectively)
Products	16,100	15,148	9,716
Services	3,027	3,040	3,686
Total cost of revenues	19,127	18,188	13,402
Gross profit	79,968	68,935	41,302
Operating expenses:
Research and development (including share-based compensation of $713, $393, and $1,025 for 2009, 2010 and 2011, respectively)	13,140	10,432	8,779
Selling and marketing (including share-based compensation of $447, $384 and $633 for 2009, 2010 and 2011, respectively)	12,377	8,504	7,203
General and administrative (including share-based compensation of $472, $691, and $3,852 for 2009, 2010 and 2011, respectively)	9,723	6,389	4,793
Total operating expenses	35,240	25,325	20,775
Income from operations	44,728	43,610	20,527
Interest income	6,810	5,294	6,070
Interest expense	(1,452)
Gain from forward contract	404
Impairment loss of cost method investment		(5,000)
Other (expense)/ income	594	(92)	(65)
Income before income taxes	51,084	43,812	26,532
Income tax (expenses)/benefits:
Income tax-current	(10,344)	(10,714)	(1,661)
Income tax-deferred	582	464	400
Total income tax expenses	(9,762)	(10,250)	(1,261)
Net income before income/ (loss) from equity method investments	41,322	33,562	25,271
Income/(loss) from equity method investments, net of income taxes	(1,052)	(151)	20
Net income	40,270	33,411	25,291
Net loss attributable to noncontrolling interest	730	10	13
Net income attributable to China Digital TV Holding Co., Ltd.	$ 41,000	$ 33,421	$ 25,304
Net income per share attributable to ordinary shareholders of China Digital TV Holding Co., Ltd.
Basic	$ 0.70	$ 0.57	$ 0.44
Diluted	$ 0.69	$ 0.57	$ 0.43
Weighted average shares used in calculating net income per ordinary share
Basic	58,934,912	58,313,467	57,728,009
Diluted	59,075,466	58,779,027	58,591,072